THE ALGER FUNDS Alger Mid Cap Growth Fund	THE ALGER INSTITUTIONAL FUNDS Alger Mid Cap Growth Institutional Fund	THE ALGER PORTFOLIOS Alger Mid Cap Growth Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 29, 2022 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information

of each Fund, as applicable,

as amended and supplemented to date

Effective August 1, 2022, the following changes are made to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable:

The section of each Fund’s Summary Prospectuses entitled “Management” and the section of each Fund’s Prospectuses entitled “Summary Section—[Fund]—Management” is deleted in its entirety and replaced with the following:

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the [Fund/Portfolio]
Fred Alger Management, LLC	Daniel C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2018
Brandon Geisler Senior Vice President and Portfolio Manager Since August 2022

When a [Fund/Portfolio] is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, level of [Fund/Portfolio] assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes is most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the [Fund/Portfolio]. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines; whether externally driven or internally developed by the Manager.

The section of each Fund’s Prospectuses entitled “Management and Organization—Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of [Fund/Portfolio] Investments” is deleted in its entirety, with respect to each Fund only, and replaced with the following:

[Fund/Portfolio]	Portfolio Managers	Since
[Alger Mid Cap Growth Fund/ Alger Mid Cap Growth Institutional Fund/ Alger Mid Cap Growth Portfolio]	Daniel C. Chung, CFA Brandon Geisler	January 2018 August 2022

•	Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.
•

Mr. Geisler has been employed by the Manager since 2022. Prior to joining the Manager, Mr. Geisler was a Partner, Managing Director of Research, Portfolio Manager and Senior Securities Analyst at Marsico Capital Management from 2006 to 2022.

The section of Alger Mid Cap Growth Fund’s SAI entitled “Management—Investment Manager—Other Accounts Managed by Portfolio Managers” is deleted in its entirety, with respect to Alger Mid Cap Growth Fund only, and replaced with the following:

Other Accounts Managed by Portfolio Managers

The numbers and assets of other accounts managed by the portfolio managers of the Fund as of June 30, 2022 are as follows. Except as noted below, no account’s advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Dan C. Chung*#	14	$10,551,811,882	8	$1,227,046,194	51	$2,210,766,506
Brandon Geisler^	2	$183,184,045	0	$0	1	$3,065,833

*

The portfolio manager also manages Alger Dynamic Return Fund, a hedge fund included as a pooled investment vehicle. The advisory fee of Alger Dynamic Return Fund is based on the performance of the account, which had assets of approximately $34 million as of June 30, 2022.

#

The portfolio manager also manages a separate account, included in “Other Accounts,” with advisory fees based on the performance of the account. The account had assets of approximately $241 million as of June 30, 2022.

^	The number of other accounts managed for the portfolio manager are as of August 1, 2022.

The table in the section of Alger Mid Cap Growth Fund’s SAI entitled “Management—Investment Manager—Securities Owned by the Portfolio Managers” is deleted in its entirety, with respect to Alger Mid Cap Growth Fund only, and replaced with the following:

Securities Owned by the Portfolio Managers

Portfolio Manager	Fund	Range
Dan C. Chung	Mid Cap Growth	E*
Brandon Geisler	Mid Cap Growth	D**

* Holdings are as of June 30, 2022.

** Holdings are as of August 1, 2022.

The section of Alger Mid Cap Growth Institutional Fund’s SAI entitled “Management—Investment Manager—Other Accounts Managed by Portfolio Managers” is deleted in its entirety, with respect to Alger Mid Cap Growth Institutional Fund only, and replaced with the following:

Other Accounts Managed by Portfolio Managers

The numbers and assets of other accounts managed by the portfolio managers of the Fund as of June 30, 2022 are as follows. Except as noted below, no account’s advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Dan C. Chung*#	14	$10,679,072,893	8	$1,227,046,194	51	$2,210,766,506
Brandon Geisler^	2	$310,445,055	0	$0	1	$3,065,833

*

The portfolio manager also manages Alger Dynamic Return Fund, a hedge fund included as a pooled investment vehicle. The advisory fee of Alger Dynamic Return Fund is based on the performance of the account, which had assets of approximately $34 million as of June 30, 2022.

#

The portfolio manager also manages a separate account, included in “Other Accounts,” with advisory fees based on the performance of the account. The account had assets of approximately $241 million as of June 30, 2022.

^	The number of other accounts managed for the portfolio manager are as of August 1, 2022.

The table in the section of Alger Mid Cap Growth Institutional Fund’s SAI entitled “Management—Investment Manager—Securities Owned by the Portfolio Managers” is deleted in its entirety, with respect to Alger Mid Cap Growth Institutional Fund only, and replaced with the following:

Securities Owned by the Portfolio Managers

Portfolio Manager	Fund	Range
Dan C. Chung	Mid Cap Growth Institutional	A*
Brandon Geisler	Mid Cap Institutional Growth	A**

* Holdings are as of June 30, 2022.

** Holdings are as of August 1, 2022

The section of Alger Mid Cap Growth Portfolio’s SAI entitled “Management—Investment Manager—Other Accounts Managed by Portfolio Managers” is deleted in its entirety, with respect to Alger Mid Cap Growth Portfolio only, and replaced with the following:

Other Accounts Managed by Portfolio Managers

The numbers and assets of other accounts managed by the portfolio managers of the Portfolio as of June 30, 2022 are as follows. Except as noted below, no account’s advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Dan C. Chung*#	14	$10,617,397,982	8	$1,227,046,194	51	$2,210,766,506
Brandon Geisler^	2	$248,770,144	0	$0	1	$3,065,833

*

The portfolio manager also manages Alger Dynamic Return Fund, a hedge fund included as a pooled investment vehicle. The advisory fee of Alger Dynamic Return Fund is based on the performance of the account, which had assets of approximately $34 million as of June 30, 2022.

#

The portfolio manager also manages a separate account, included in “Other Accounts,” with advisory fees based on the performance of the account. The account had assets of approximately $241 million as of June 30, 2022.

^	The number of other accounts managed for the portfolio manager are as of August 1, 2022.

Shareholders should retain this Supplement for future reference.

S-MidCapABC 72922 S-MidCapZ 72922 S-MidCapIR 72922 S-MidCapInsZ-2 72922	S-MidCapI-2 72922 S-TAF Retail 72922 S-TAF-Instl. 72922 S-TAFSAI 72922	S-TAIF-Retail 72922 S-TAIF-Instl. 72922 S-(ISAI) 72922 S-APPI-2 72922	S-APPSAI 72922